Other financial assets - Fair Value Hierarchy Transfers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial assets
Assets, transfers out of Level 1 into Level 2	$ 0	$ 0	$ 0
Assets, transfers out of Level 2 into Level 1	0	0	0
Assets, transfers into Level 3	0	0	0
Assets, transfers out of Level 3	0	0	0
Liabilities, transfers out of Level 2 into Level 1	0	0	0
Liabilities, transfers out of Level 1 into Level 2	0	0	0
Liabilities, transfers into Level 3	0	0	0
Liabilities, transfers out of Level 3	$ 0	$ 0	$ 0